                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06302

Exact Name of Registrant
(as specified in charter): Cohen & Steers Realty Shares, Inc.

Address of Principal Executive Office: 757 Third Avenue
                                       New York, NY 10017

Name and address of agent for service: John E. McLean
                                       757 Third Avenue
                                       New York, NY 10017

Registrant telephone number, including area code: (212) 832-3232

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------

                       COHEN & STEERS REALTY SHARES, INC.

--------------------------------------------------------------------------------


                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)



                                                                           Number
                                                                          of Shares           Value
                                                                          ----------       ------------

COMMON STOCK                                                     97.9%
    DIVERSIFIED                                                   4.7%
           Digital Realty Trust                                                7,827       $     140,886
           Vornado Realty Trust                                            1,337,574         115,860,660
                                                                                           -------------
                                                                                             116,001,546
                                                                                           -------------
    HEALTH CARE                                                   2.1%
           Ventas                                                          1,612,600          51,925,720
                                                                                           -------------
    HOTEL                                                         7.4%
           Hilton Hotels Corp.                                             2,116,000          47,229,120
           Host Marriott Corp.                                             4,497,900          76,014,510
           Starwood Hotels & Resorts Worldwide                               952,000          54,425,840
           Strategic Hotel Capital                                           250,200           4,568,652
                                                                                           -------------
                                                                                             182,238,122
                                                                                           -------------
    INDUSTRIAL                                                    6.8%
           AMB Property Corp.                                              1,209,600          54,311,040
           ProLogis                                                        2,542,701         112,667,082
                                                                                           -------------
                                                                                             166,978,122
                                                                                           -------------


--------------------------------------------------------------------------------

                       COHEN & STEERS REALTY SHARES, INC.

--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                           Number
                                                                          of Shares           Value
                                                                          ----------       ------------
    OFFICE                                                       26.3%
           Alexandria Real Estate Equities                                   422,351       $  34,924,204
           American Financial Realty Trust                                 1,275,700          18,114,940
           Arden Realty                                                      757,200          31,173,924
           BioMed Realty Trust                                               647,800          16,065,440
           Boston Properties                                               1,746,600         123,833,940
           Brookfield Properties Corp.                                     2,620,750          77,233,503
           CarrAmerica Realty Corp.                                          955,400          34,346,630
           Equity Office Properties Trust                                  2,222,799          72,707,755
           Kilroy Realty Corp.                                               797,900          44,706,337
           Mack-Cali Realty Corp.                                            795,437          35,746,939
           Maguire Properties                                                866,200          26,029,310
           Prentiss Properties Trust                                         335,200          13,609,120
           Reckson Associates Realty Corp.                                 1,375,800          47,533,890
           SL Green Realty Corp.                                             539,400          36,776,292
           Trizec Properties                                               1,360,783          31,379,656
                                                                                           -------------
                                                                                             644,181,880
                                                                                           -------------
    OFFICE/INDUSTRIAL                                             1.0%
           Liberty Property Trust                                            579,300          24,643,422
                                                                                           -------------
    RESIDENTIAL                                                  21.0%
        APARTMENT                                                19.8%
           Apartment Investment & Management Co.                           1,613,200          62,559,896
           Archstone-Smith Trust                                           1,831,800          73,033,866
           AvalonBay Communities                                           1,465,329         125,578,695
           BRE Properties                                                  1,303,400          58,001,300
           Equity Residential                                              2,401,880          90,911,158
           Essex Property Trust                                              299,200          26,928,000
           GMH Communities Trust                                             612,900           8,991,243
           Post Properties                                                 1,042,200          38,821,950
                                                                                           -------------
                                                                                             484,826,108
                                                                                           -------------


--------------------------------------------------------------------------------

                       COHEN & STEERS REALTY SHARES, INC.

--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)


                                                                           Number
                                                                          of Shares           Value
                                                                          ----------       ------------
        MANUFACTURED HOME                                         1.2%
           Affordable Residential Communities                                380,000    $      3,841,800
           Sun Communities                                                   812,200          26,607,672
                                                                                        ----------------
                                                                                              30,449,472
                                                                                        ----------------
           TOTAL RESIDENTIAL                                                                 515,275,580
                                                                                        ----------------

    SELF STORAGE                                                  5.7%
           Public Storage                                                  1,063,900         71,281,300
           Shurgard Storage Centers                                        1,202,600         67,189,262
                                                                                        ---------------
                                                                                            138,470,562
                                                                                        ---------------

    SHOPPING CENTER                                              22.9%
        COMMUNITY CENTER                                          7.3%
           Developers Diversified Realty Corp.                             1,075,300         50,216,510
           Federal Realty Investment Trust                                   598,800         36,484,884
           Pan Pacific Retail Properties                                     658,800         43,414,920
           Regency Centers Corp.                                             410,447         23,580,180
           Tanger Factory Outlet Centers                                     897,400         24,956,694
                                                                                        ---------------
                                                                                            178,653,188
                                                                                        ---------------

        REGIONAL MALL                                            15.6%
           CBL & Associates Properties                                       378,200         15,502,418
           General Growth Properties                                       1,501,500         67,462,395
           Macerich Co.                                                      696,800         45,250,192
           Mills Corp.                                                     1,240,400         68,321,232
           Simon Property Group                                            1,887,800        139,923,736
           Taubman Centers                                                 1,408,900         44,662,130
                                                                                        ---------------
                                                                                            381,122,103
                                                                                        ---------------
           TOTAL SHOPPING CENTER                                                            559,775,291
                                                                                        ---------------
                    TOTAL COMMON STOCK
                      (Identified cost-$1,416,999,241)                                    2,399,490,245
                                                                                        --------------


--------------------------------------------------------------------------------

                       COHEN & STEERS REALTY SHARES, INC.

--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)




                                                                                    Principal
                                                                                      Amount             Value
                                                                                -----------------    --------------

COMMERCIAL PAPER                                                       1.3%
           San Paolo U.S. Finance Co., 2.75%, due 10/03/05
             (Identified cost-$31,503,186)                                         $31,508,000      $   31,503,186
                                                                                                    --------------
TOTAL INVESTMENTS (Identified cost-$1,448,502,427)                    99.2%                          2,430,993,431

OTHER ASSETS IN EXCESS OF LIABILITIES                                  0.8%                             19,707,852
                                                                    ------                          --------------

NET ASSETS (Equivalent to $75.85 per share based on 32,308,197
  shares of capital stock outstanding)                              100.00%                         $2,450,701,283
                                                                    ======                          ==============




Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY SHARES, INC.

By: /s/ Adam M. Derechin
    --------------------
        Name: Adam M. Derechin
        Title: President

        Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adam M. Derechin                 By: /s/ Jay J. Chen
    ----------------------------------       ----------------------------------
        Name: Adam M. Derechin                   Name: Jay J. Chen
        Title: President and principal           Title: Treasurer and principal
                 executive officer                        financial officer

        Date: November 17, 2005